As filed with the Securities and Exchange Commission on December 23, 2002
Securities Act File No. 2-49007 Investment Company Act File No. 811-2405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 41 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 29 (Check appropriate box or boxes)	|X|

Merrill Lynch Balanced Capital Fund, Inc. (Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536 (Address of Principal Executive Offices)
(609) 282-2800 (Registrant’s telephone number, including Area Code)

Terry K. Glenn
Merrill Lynch Balanced Capital Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Thomas R. Smith, Jr., Esq.	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box)
	| |	immediately upon filing pursuant to paragraph (b)
	|X|	on December 31, 2002 pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on (date) pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.10 per share.

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 2-49007) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement, each dated July 24, 2002, were previously filed in connection with Post-Effective Amendment No. 40 to the Registration Statement.

This Post-Effective Amendment No. 41 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Balanced Capital Fund, Inc.

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JULY 24, 2002

Effective January 1, 2003, Merrill Lynch Balanced Capital Fund, Inc. began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated performance information for the Fund.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Fund’s Class B shares was -18.31%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s year-to-date returns. If these amounts were reflected, returns for the Fund would be less than those shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH BALANCED CAPITAL FUND, INC.

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee(b)	0.41%

Distribution and/or Service (12b-1) Fees(c)	0.50%

Other Expenses (including transfer agency fees)(d)	0.18%

Total Annual Fund Operating Expenses	1.09%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account —How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The Fund pays the Investment Adviser a monthly fee based on the average daily value of the Fund’s net asset at the annual rates of 0.50% of that portion of average daily net assets not exceeding $250 million; 0.45% of that portion of average daily net assets exceeding $250 million but not exceeding $300 million; 0.425% of that portion of average daily net assets exceeding $300 million but not exceeding $400 million; and 0.40% of that portion of average daily net assets exceeding $400 million. For the six-month period ended September 30, 2002, the Investment Adviser received a fee equal to 0.41% of the Fund’s average daily net assets.
(c)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(d)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

2	MERRILL LYNCH BALANCED CAPITAL FUND, INC.

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$111	$347	$601	$1,329

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$111	$347	$601	$1,329

MERRILL LYNCH BALANCED CAPITAL FUND, INC.	3

MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account —How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

4	MERRILL LYNCH BALANCED CAPITAL FUND, INC.

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund’s 2002 Semi-Annual Report. You may request a copy of the Fund’s Semi-Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

MERRILL LYNCH BALANCED CAPITAL FUND, INC.	5

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended September 30, 2002, has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to shareholders, which is available upon request. The Fund’s financial statements for the six-month period ended September 30, 2002 are unaudited and included in the Fund’s Semi-Annual Report to shareholders, which is available upon request.

	Class A
	For the Six Month Period Ended September 30, 2002 (unaudited)		For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:			2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$27.58		$28.38	$32.66	$35.03	$37.56	$31.39

Investment income — net†	.34		.71	.90	.94	1.00	1.11

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(5.88)		.66	(1.18)	.62	(1.28)	8.14

Total from investment operations	(5.54)		1.37	(.28)	1.56	(.28)	9.25

Less dividends and distributions:
Investment income — net	(.36)		(.76)	(1.01)	(.94)	(1.08)	(1.11)
Realized gain on investments — net	(.21)		(1.41)	(2.99)	(2.99)	(1.17)	(1.97)

Total dividends and distributions	(.57)		(2.17)	(4.00)	(3.93)	(2.25)	(3.08)

Net asset value, end of period	$21.47		$27.58	$28.38	$32.66	$35.03	$37.56

Total Investment Return:**

Based on net asset value per share	(20.24	)%††	5.07%	(1.12%)	4.58%	(.68%)	30.71%

Ratios to Average Net Assets:

Expenses	.59	%*	.57%	.59%	.56%	.57%	.55%

Investment income — net	2.67	%*	2.60%	2.89%	2.74%	2.86%	3.21%

Supplemental Data:

Net assets, end of period (in thousands)	$1,467,794		$1,957,869	$2,142,945	$2,721,503	$3,631,440	$4,155,677

Portfolio turnover	19%		31%	46%	33%	33%	38%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Aggregate total investment return.

6	MERRILL LYNCH BALANCED CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

	Class B
	For the Six Month Period Ended September 30, 2002 (unaudited)	For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$26.75	$27.56	$31.77	34.25	$36.68	$30.72

Investment income — net†	.20	.42	.56	.57	.63	.74

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(5.69)	.64	(1.13)	.60	(1.25)	7.96

Total from investment operations	(5.49)	1.06	(.57)	1.17	(.62)	8.70

Less dividends and distributions:
Investment income — net	(.22)	(.46)	(.65)	(.66)	(.64)	(.77)
Realized gain on investments — net	(.21)	(1.41)	(2.99)	(2.99)	(1.17)	(1.97)

Total dividends and distributions	(.43)	(1.87)	(3.64)	(3.65)	(1.81)	(2.74)

Net asset value, end of period	$20.83	$26.75	$27.56	$31.77	$34.25	$36.68

Total Investment Return:**

Based on net asset value per share	(20.66% )††	4.01%	(2.11%)	3.48%	(1.65%)	29.38%

Ratios to Average Net Assets:

Expenses	1.61%*	1.59%	1.61%	1.58%	1.59%	1.57%

Investment income — net	1.65%*	1.58%	1.87%	1.71%	1.85%	2.19%

Supplemental Data:

Net assets, end of period (in thousands)	$801,317	$1,222,487	$1,659,152	$2,853,699	$4,866,564	$5,938,708

Portfolio turnover	19%	31%	46%	33%	33%	38%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Aggregate total investment return.

MERRILL LYNCH BALANCED CAPITAL FUND, INC.	7

FINANCIAL HIGHLIGHTS (continued)

	Class C
	For the Six Month Period Ended September 30, 2002 (unaudited)	For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$26.29	$27.14	$31.36	$33.82	$36.31	$30.44

Investment income — net†	.20	.41	.55	.57	.62	.73

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(5.59)	.63	(1.12)	.59	(1.25)	7.89

Total from investment operations	(5.39)	1.04	(.57)	1.16	(.63)	8.62

Less dividends and distributions:
Investment income — net	(.23)	(.48)	(.66)	(.63)	(.69)	(.78)
Realized gain on investments — net	(.21)	(1.41)	(2.99)	(2.99)	(1.17)	(1.97)

Total dividends and distributions	(.44)	(1.89)	(3.65)	(3.62)	(1.86)	(2.75)

Net asset value, end of period	$20.46	$26.29	$27.14	$31.36	$33.82	$36.31

Total Investment Return:**

Based on net asset value per share	(20.63% )††	4.01%	(2.13%)	3.50%	(1.70%)	29.40%

Ratios to Average Net Assets:

Expenses	1.62%*	1.61%	1.62%	1.59%	1.59%	1.58%

Investment income — net	1.64%*	1.59%	1.86%	1.70%	1.83%	2.18%

Supplemental Data:

Net assets, end of period (in thousands)	$149,886	$199,774	$212,278	$308,150	$491,234	$512,783

Portfolio turnover	19%	31%	46%	33%	33%	38%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Aggregate total investment return.

8	MERRILL LYNCH BALANCED CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS (concluded)
	Class D
	For the Six Month Period Ended September 30, 2002 (unaudited)	For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$27.50	$28.31	$32.58	$34.97	$37.49	$31.34

Investment income — net†	.31	.64	.82	.86	.91	1.02

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(5.86)	.65	(1.17)	.60	(1.28)	8.14

Total from investment operations	(5.55)	1.29	(.35)	1.46	(.37)	9.16

Less dividends and distributions:
Investment income — net	(.33)	(.69)	(.93)	(.86)	(.98)	(1.04)
Realized gain on investments — net	(.21)	(1.41)	(2.99)	(2.99)	(1.17)	(1.97)

Total dividends and distributions	(.54)	(2.10)	(3.92)	(3.85)	(2.15)	(3.01)

Net asset value, end of period	$21.41	$27.50	$28.31	$32.58	$34.97	$37.49

Total Investment Return:**

Based on net asset value per share	(20.34% )††	4.78%	(1.35%)	4.29%	(.92%)	30.40%

Ratios to Average Net Assets:

Expenses	.84%*	.82%	.84%	.81%	.82%	.80%

Investment income — net	2.42%*	2.35%	2.64%	2.50%	2.60%	2.95%

Supplemental Data:

Net assets, end of period (in thousands)	$995,882	$1,311,739	$1,311,854	$1,428,120	$1,513,406	$1,280,317

Portfolio turnover	19%	31%	46%	33%	33%	38%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
††	Aggregate total investment return.

MERRILL LYNCH BALANCED CAPITAL FUND, INC.	9

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Code: BC-PR/SAI-1202SUP

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Articles of Incorporation of the Registrant, dated July 29, 1987.(a)
	(b)	—	Articles of Amendment dated October 3, 1988, to Articles of Incorporation of the Registrant.(a)
	(c)	—	Articles of Merger between Merrill Lynch Capital Fund, Inc. and Merrill Lynch New Capital Fund, Inc. dated July 29, 1988.(b)
	(d)	—	Articles of Amendment, dated May 27, 1988, to Articles of Incorporation of the Registrant.(b)
	(e)	—	Articles Supplementary, dated October 3, 1988, to Articles of Incorporation of the Registrant.(n)
	(f)	—	Articles Supplementary, dated November 15, 1991, to Articles of Incorporation of the Registrant.(n)
	(g)	—	Articles of Amendment, dated October 17, 1994, to Articles of Incorporation of the Registrant.(b)
	(h)	—	Articles Supplementary, dated October 17, 1994, to Articles of Incorporation of the Registrant.(b)
	(i)	—	Articles Supplementary, dated March 17, 1995, to Articles of Incorporation of the Registrant.(b)
	(j)	—	Articles Supplementary, dated September 16, 1996, to Articles of Incorporation of the Registrant.(n)
	(k)	—	Articles Supplementary, dated November 4, 1998, to Articles of Incorporation of the Registrant.(c)
	(l)	—	Articles of Amendment, dated May 2, 2000, to the Articles of Incorporation of the Registrant.(k)
	(m)	—	Articles of Amendment, dated June 26, 2001, to Articles of Incorporation of the Registrant.(n)
	(n)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
2		—	By-Laws of the Registrant.(d)
3	(a)	—	Portions of the Articles of Incorporation, as amended, and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(e)
4	(a)	—	Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(a)
	(b)	—	Supplement to Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(d)
	(c)	—	Form of Sub-Advisory Agreement between Merrill Lynch Investment Managers, L.P. and Merrill Lynch Asset Management U.K. Limited.(f)
5		—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc.(k)
6		—	None.
7	(a)	—	Custodian Agreement between the Registrant and The Bank of New York.(o)
8	(a)(1)	—	Amended and Restated Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(n)
	(a)(2)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(h)
	(a)(3)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(r)
	(b)	—	Agreement and Plan of Reorganization between Merrill Lynch Capital Fund, Inc. and Merrill Lynch New Capital Fund, Inc.(a)
	(c)(1)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(i)
	(c)(2)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(p)
	(c)(3)	—	Form of Third Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(u)
	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(l)
	(e)	—	Agreement of Plan of Reorganization between the Registrant and Merrill Lynch Convertible Fund, Inc.(m)
	(f)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisers, LLC, dated August 10, 2001.(q)
9		—	Opinion and Consent of Sidley Austin Brown & Wood LLP, Counsel to the Registrant.(c)
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11		—	None.
12		—	None.
13	(a)	—	Form of Amended and Restated Class B Distribution Plan of the Registrant.(k)
	(b)	—	Form of Amended and Restated Class C Distribution Plan of the Registrant.(k)
	(c)	—	Form of Amended and Restated Class D Distribution Plan of the Registrant.(k)
	(d)	—	Form of Class R Distribution Plan.(s)
14		—	Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(t)
15		—	Code of Ethics.(j)

C-1

(a)	Refiled on July 27, 1995, as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), pursuant to the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) phase-in requirements.
(b)	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement.
(c)	Filed on May 26, 1999 as an Exhibit to Post-Effective Amendment No. 36 to the Registration Statement.
(d)	Previously filed as an exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement.
(e)	Reference is made to Articles IV, Article V (Sections 3, 5, 6 and 7), Articles VI, VII and IX of the Registrant’s Articles of Incorporation, as filed as Exhibit 1(a), (b), (c), (d), (e) and (f) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A and to Article II, Article III (Sections 1, 3, 5, and 6), Articles VI, VII, XIII and XIV of the Registrant’s By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.
(f)	Previously filed as an exhibit to Post-Effective Amendment No. 34 to Registrant’s Registration Statement.
(g)	Previously filed as an exhibit to Post-Effective Amendment No. 31 to Registrant’s Registration Statement.
(h)	Filed on July 24, 2002 as an Exhibit to Post-Effective Amendment No. 40 to Registrant’s Registration Statement.
(i)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.
(j)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.
(k)	Filed on June 30, 2000 as an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement.
(l)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(m)	Filed on June 29, 2000 as Exhibit 1 to Form N-14 of the Registrant (File No. 333-40436).
(n)	Previously filed on July 6, 2001 as an exhibit to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement.
(o)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 of the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 33-53887), filed on March 21, 2002
(p)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(q)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(r)	Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(s)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(t)	Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(u)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.

Item 24. Persons Controlled by or Under Common Control With Registrant.

The Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification.

Reference is made to Article VI of Registrant’s Articles of Incorporation, Article VI of Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

Insofar as the conditional advancing of indemnification monies for actions based on the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, Article VI of the

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Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met and (ii) (a) such promise must be secured by a security for the undertaking, in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by reason of the advance, or (c) a majority of a quorum of the Registrant’s disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Investment Adviser”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

Fund Asset Management, L.P. (“FAM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

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

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

 Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since February 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President

President of FAM, Co-Head (Americas Region) of MLIM from 2000 to 2001, and Senior Vice President thereof from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President of Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators. Director of FDS.

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Name	Position(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President, Treasurer and Director of Taxation of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel of FAM; Senior Vice President, General Counsel, Director and Secretary of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M.M. Miller	Senior Vice President	Senior Vice President of FAM; Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services
Mary E. Taylor	Head (Americas Region)	Head (Americas Region) of FAM; Senior Vice President of ML & Co.

Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM.

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The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since February 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

Name	Position With MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman	President of Merrill Lynch Mutual Funds; Chairman (Americas Region) of MLIM; Executive Vice President of MLIM and FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; President of Princeton Administrators

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management

James T. Statford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation

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Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

     (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts
02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Director

Michael G. Clark	Treasurer and Director	None

Thomas J. Verage	Director	None

Michael J. Brady	Vice President	None

William M. Breen	Vice President	None

Donald C. Burke	Vice President	Vice President and Treasurer

Debra W. Landsman-Yaros	Vice President	None

William Wasel	Vice President	None

Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29. Management Services.

Other than as set forth under the caption “Management of the Fund — Merrill Lynch Investment Managers” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 23rd day of December, 2002.

MERRILL LYNCH BALANCED CAPITAL FUND, INC. (Registrant)

By: /s/ DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	Signature	Title	Date

	TERRY K. GLENN*	President and Director (Principal Executive Officer)
(Terry K. Glenn)

	DONALD C. BURKE*	Vice President and Treasurer (Principal Financial and Accounting Officer)
(Donald C. Burke)

	DONALD W. BURTON*	Director
(Donald W. Burton)

	M. COLYER CRUM*	Director
(M. Colyer Crum)

	LAURIE SIMON HODRICK*	Director
(Laurie Simon Hodrick)

	J. THOMAS TOUCHTON*	Director
(J. Thomas Touchton)

	FRED G. WEISS*	Director
(Fred G. Weiss)

*By:	/s/ DONALD C. BURKE
	(Donald C. Burke, Attorney-in-Fact)		December 23, 2002

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EXHIBIT INDEX

Exhibit Number			Description
1	(n)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.